The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets
Loans and advances to banks	R$ 500,259	R$ 431,132
Securities and derivative financial instruments	332,787	359,430
Loans and other assets	915,395	314,116
Liabilities
Customer and financial institution resources	4,620,807	4,485,330
Securities and subordinated debt securities	18,035,730	14,942,519
Derivative financial instruments		34,815
Other liabilities (4)	16,979,200	12,370,798
Revenues and expenses
Net interest income	(2,673,607)	(871,667)
Income from services provided	180,783	103,454
Other expenses net of other operating revenues	(2,281,795)	(1,504,492)
Controllers [Member]
Assets
Loans and advances to banks
Securities and derivative financial instruments	87,464	113,137
Loans and other assets	11	11
Liabilities
Customer and financial institution resources	3,386,794	3,449,443
Securities and subordinated debt securities	17,095,011	14,179,462
Derivative financial instruments
Other liabilities (4)	1,920,329	54,732
Revenues and expenses
Net interest income	(2,487,455)	(789,018)
Income from services provided	166	159
Other expenses net of other operating revenues	67,354	64,417
Joint Control And Associated Companies [Member]
Assets
Loans and advances to banks	500,259	431,132
Securities and derivative financial instruments	245,323	246,293
Loans and other assets	709,437	127,391
Liabilities
Customer and financial institution resources	674,112	739,151
Securities and subordinated debt securities
Derivative financial instruments		34,815
Other liabilities (4)	15,019,045	12,285,329
Revenues and expenses
Net interest income	(33,395)	(37,812)
Income from services provided	180,582	103,150
Other expenses net of other operating revenues	(1,950,587)	(1,687,257)
Key management personnel of entity or parent [member]
Assets
Loans and advances to banks
Securities and derivative financial instruments
Loans and other assets	205,947	186,714
Liabilities
Customer and financial institution resources	559,901	296,736
Securities and subordinated debt securities	940,719	763,057
Derivative financial instruments
Other liabilities (4)	39,826	30,737
Revenues and expenses
Net interest income	(152,757)	(44,837)
Income from services provided	35	145
Other expenses net of other operating revenues	R$ (398,562)	R$ 118,348